Restatement of Previously Issued Financial Statements - Schedule of impact of restatement on balance sheets (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 11, 2020	Sep. 18, 2020
Balance Sheet
Total assets	$ 275,635,366		$ 276,772,221
Total assets	275,635,366		276,772,221
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Total current liabilities	3,658,684		170,629
Derivative warrant liabilities	30,885,000		16,905,000
Total liabilities	44,168,684		26,700,629
Temporary equity	226,466,680		245,071,590
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital	25,315,911		6,711,187
Accumulated deficit	(20,317,082)		(1,712,172)
Total stockholders’ deficit	5,000,002	$ 5,000,004	5,000,002		$ 0
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	275,635,366		276,772,221
Total current liabilities	3,658,684		170,629
Derivative warrant liabilities	30,885,000		16,905,000
Total liabilities	44,168,684		26,700,629
Temporary equity	226,466,680		245,071,590
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital	25,315,911		6,711,187
Accumulated deficit	(20,317,082)		(1,712,172)
Total stockholders’ equity	5,000,002	5,000,004	5,000,002		0
Total liabilities and stockholders’ equity	275,635,366		276,772,221
Class A Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value	485		299
Total stockholders’ deficit	485	331	299		0
Stockholders’ equity
Common stock, value	485		299
Total stockholders’ equity	485	331	299		0
Class B Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value	688		688
Total stockholders’ deficit	688	688	688		0
Stockholders’ equity
Common stock, value	688		688
Total stockholders’ equity	$ 688	$ 688	688		$ 0
Previously Reported
Balance Sheet
Total assets			276,772,221	$ 276,800,681
Total assets			276,772,221	276,800,681
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Total current liabilities			170,629	137,300
Deferred underwriting commissions			9,625,000	9,625,000
Total liabilities			9,795,629	9,762,300
Temporary equity			261,976,590	262,038,380
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			5,113,832	5,052,042
Accumulated deficit			(114,648)	(52,859)
Total stockholders’ deficit			5,000,002	5,000,001
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit			276,772,221	276,800,681
Total current liabilities			170,629	137,300
Deferred underwriting commissions			9,625,000	9,625,000
Total liabilities			9,795,629	9,762,300
Temporary equity			261,976,590	262,038,380
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			5,113,832	5,052,042
Accumulated deficit			(114,648)	(52,859)
Total stockholders’ equity			5,000,002	5,000,001
Total liabilities and stockholders’ equity			276,772,221	276,800,681
Previously Reported | Class A Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value			130,000	130,000
Stockholders’ equity
Common stock, value			130,000	130,000
Previously Reported | Class B Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value			688,000	688,000
Stockholders’ equity
Common stock, value			688,000	688,000
Revision of Prior Period, Adjustment
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Derivative warrant liabilities			16,905,000	15,783,330
Total liabilities			16,905,000	15,783,330
Temporary equity			(16,905,000)	(15,783,330)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			1,597,355	475,697
Accumulated deficit			(1,597,524)	(475,854)
Derivative warrant liabilities			16,905,000	15,783,330
Total liabilities			16,905,000	15,783,330
Temporary equity			(16,905,000)	(15,783,330)
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			1,597,355	475,697
Accumulated deficit			(1,597,524)	(475,854)
Revision of Prior Period, Adjustment | Class A Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value			169,000	157,000
Stockholders’ equity
Common stock, value			169,000	157,000
As Restated
Balance Sheet
Total assets			276,772,221	276,800,681
Total assets			276,772,221	276,800,681
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Total current liabilities			170,629	137,300
Deferred underwriting commissions			9,625,000	9,625,000
Derivative warrant liabilities			16,905,000	15,783,330
Total liabilities			26,700,629	25,545,630
Temporary equity			245,071,590	246,255,050
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			6,711,187	5,527,739
Accumulated deficit			(1,712,172)	(528,713)
Total stockholders’ deficit			5,000,002	5,000,001
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit			276,772,221	276,800,681
Total current liabilities			170,629	137,300
Deferred underwriting commissions			9,625,000	9,625,000
Derivative warrant liabilities			16,905,000	15,783,330
Total liabilities			26,700,629	25,545,630
Temporary equity			245,071,590	246,255,050
Stockholders’ equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued andoutstanding
Additional paid-in capital			6,711,187	5,527,739
Accumulated deficit			(1,712,172)	(528,713)
Total stockholders’ equity			5,000,002	5,000,001
Total liabilities and stockholders’ equity			276,772,221	276,800,681
As Restated | Class A Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value			299,000	287,000
Stockholders’ equity
Common stock, value			299,000	287,000
As Restated | Class B Common Stock
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Common stock, value			688,000	688,000
Stockholders’ equity
Common stock, value			$ 688,000	$ 688,000